Property, Plant and Equipment, Net, and Investment Property, Net - Investment Property, Net (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment Property, Net
Operating lease agreements, Average renewal period		5 years
Investment property at beginning of period		$ 2,706,528
Depreciation of the period		14,258,133	$ 16,258,774
Investment property at end of period		2,624,274	2,706,528
Fair value of investment property		11,888,707	11,264,339
Net lease income from investment property, net of direct operating expenses		354,815	360,813	$ 325,205
Cost
Investment Property, Net
Investment property at beginning of period		3,867,406	3,867,406
Investment property at end of period		3,867,406	3,867,406	3,867,406
Accumulated depreciation
Investment Property, Net
Investment property at beginning of period		(1,160,878)	(1,077,233)
Depreciation of the period		(82,254)	(83,645)
Investment property at end of period		$ (1,243,132)	$ (1,160,878)	$ (1,077,233)
Minimum
Investment Property, Net
Operating lease agreements, Initial non-cancellable period	7 years
Maximum
Investment Property, Net
Operating lease agreements, Initial non-cancellable period	19 years